As filed with the Securities and Exchange Commission on February 20, 2004

Registration Nos.

811-08946

333-60833

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 21	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 94	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT A

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive

Newport Beach, California 92660

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code:  (949) 219-3743

Diane N. Ledger

Vice President

Pacific Life Insurance Company

700 Newport Center Drive

Newport Beach, California 92660

(Name and Address of Agent for Service)

Copies of all communications to:

Diane N. Ledger	Ruth Epstein, Esq.
Pacific Life Insurance Company	Dechert LLP
P. O. Box 9000	1775 I Street, N.W.
Newport Beach, CA 92658-9030	Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on February 27, 2004, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment. Such effective date will be February 27, 2004.

Title of Securities being registered: interests in the Separate Account under Pacific Value and Pacific Value for Prudential Securities individual flexible premium deferred variable annuity contracts.

Filing Fee: None

This Post-Effective Amendment is being filed pursuant to Rule 485(b)(l)(iii) under the Securities Act of 1933 for the sole purpose of delaying the effective date of Post-Effective Amendment No. 20 to Registration Statement No. 033-60833 filed pursuant to Rule 485(a) under the Securities Act of 1933 on December 24, 2003. The contents of Post-Effective Amendment No. 20 are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 21 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

	Thomas C. Sutton*	Director, Chairman of the Board and Chief Executive Officer	February 20, 2004

	Glenn S. Schafer*	Director and President	February 20, 2004

	Khanh T. Tran*	Director, Executive Vice President and Chief Financial Officer	February 20, 2004

	David R. Carmichael*	Director, Senior Vice President and General Counsel	February 20, 2004

	Audrey L. Milfs*	Director, Vice President and Corporate Secretary	February 20, 2004

	Edward R. Byrd*	Vice President, Controller and Chief Accounting Officer	February 20, 2004

	Brian D. Klemens*	Vice President and Treasurer	February 20, 2004

	Gerald W. Robinson*	Executive Vice President	February 20, 2004

*By:	/s/ DAVID R. CARMICHAEL		February 20, 2004
David R. Carmichael as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 13 of the Registration Statement filed on Form N-4 for Separate Account A, File No. 333- 60833 Accession No. 0001017062-02-000786 filed on April 30, 2002, as Exhibit 15.2)